INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2020 and December 31, 2019 is as follows:

	September 30, 2020	December 31, 2019
	(in millions)
Equity method	$499	$513
Cost method(1)	9	118
Total	$508	$631
(1) At December 31, 2019, investments in unconsolidated subsidiaries and affiliates using the cost method included the investment in Nikola. This investment is now included in “Investments at fair value through profits and loss” on the Condensed Consolidated Balance Sheet as it is measured at fair value following the completion of Nikola Corporation’s business combination with VectoIQ Acquisition Corp. and listing of its shares on NASDAQ. See footnote 16 for further details.